INCOME TAXES (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 63,346	$ 110,864
Addition/(Reduction)	53,640	(46,273)
Foreign currency translation adjustment	(1,899)	(1,245)
Balance at end of the year	$ 115,087	$ 63,346